Financial risk management objectives and policies - Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Borrowings (other than CCPS)
Term loan from banks	₨ 467,293	$ 5,686	₨ 373,729
Other Financial Liabilities [Abstract]
Lease liabilities	6,169	75	3,454	$ 42	₨ 2,112	₨ 1,646
Interest accrued but not due on borrowings	2,017	25	1,821
Interest accrued but not due on debentures (refer Note 19)	1,195	15	2,037
Purchase consideration payable	1,681	20	88
Trade Payables [Abstract]
Trade payables	6,118	$ 74	5,609
Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	90,408		96,165
Compulsorily convertible debentures	51,679		962
Term loan from banks	145,342		86,513
Loans from financial institutions	268,906		169,723
Senior secured notes	126,360		165,993
Borrowings [Member] | 1 to 5 years [member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	83,396		90,763
Compulsorily convertible debentures	11,416		346
Term loan from banks	97,633		47,780
Loans from financial institutions	122,648		60,623
Senior secured notes	77,371		81,356
Borrowings [Member] | > 5 years [member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	7,012		5,402
Compulsorily convertible debentures	40,263		616
Term loan from banks	47,709		38,733
Loans from financial institutions	146,258		109,100
Senior secured notes	48,989		84,636
Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	24,426		4,605
Term loan from banks and financial institutions (secured)	4,556
Buyer's / supplier's credit (secured)			5,400
Working capital term loan (secured)	13,541		4,480
Short Term Interest Bearing Loans And Borrowings [Member] | Less than 3 months [member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	15,792		3,686
Term loan from banks and financial institutions (secured)	2,500
Working capital term loan (secured)	8,490		2,750
Short Term Interest Bearing Loans And Borrowings [Member] | 3 to 12 months [member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	8,634		919
Term loan from banks and financial institutions (secured)	2,056
Buyer's / supplier's credit (secured)			5,400
Working capital term loan (secured)	5,051		1,730
Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	17,437		11,190
Current maturities of long term interest-bearing loans and borrowings	54,691		85,715
Interest accrued but not due on borrowings	2,017		1,821
Interest accrued but not due on debentures (refer Note 19)	1,195		2,037
Capital creditors	33,480		11,036
Purchase consideration payable	1,681		88
Other Financial Liabilities [Member] | On demand [member]
Other Financial Liabilities [Abstract]
Current maturities of long term interest-bearing loans and borrowings			653
Other Financial Liabilities [Member] | Less than 3 months [member]
Other Financial Liabilities [Abstract]
Lease liabilities	166		148
Current maturities of long term interest-bearing loans and borrowings	10,036		8,930
Interest accrued but not due on borrowings	1,194		384
Interest accrued but not due on debentures (refer Note 19)	981		1,233
Capital creditors	33,480		11,036
Purchase consideration payable	1,681		88
Other Financial Liabilities [Member] | 3 to 12 months [member]
Other Financial Liabilities [Abstract]
Lease liabilities	522		338
Current maturities of long term interest-bearing loans and borrowings	44,655		76,132
Interest accrued but not due on borrowings	823		1,437
Interest accrued but not due on debentures (refer Note 19)	214		804
Other Financial Liabilities [Member] | 1 to 5 years [member]
Other Financial Liabilities [Abstract]
Lease liabilities	2,195		1,334
Other Financial Liabilities [Member] | > 5 years [member]
Other Financial Liabilities [Abstract]
Lease liabilities	14,554		9,370
Trade Payables [Member]
Trade Payables [Abstract]
Trade payables	6,118		5,613
Trade Payables [Member] | Less than 3 months [member]
Trade Payables [Abstract]
Trade payables	₨ 6,118		₨ 5,613